Loans Receivable (excluding Covered Loans)	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Loans Receivable (excluding Covered Loans)
Loans Receivable (excluding Covered Loans)

	September 30, 2013		September 30, 2012
	(In thousands)		(In thousands)
Non-acquired loans
Single-family residential	$5,359,149	67.1%	$5,778,922	73.5%
Construction - speculative	130,778	1.6	129,637	1.6
Construction - custom	302,722	3.8	211,690	2.7
Land - acquisition & development	77,775	1.1	124,677	1.6
Land - consumer lot loans	121,671	1.5	141,844	1.8
Multi-family	831,684	10.4	710,140	9.0
Commercial real estate	414,961	5.1	319,210	4.1
Commercial & industrial	243,199	3.0	162,823	2.1
HELOC	112,186	1.4	112,902	1.4
Consumer	47,141	0.6	63,374	0.8
Total non-acquired loans	7,641,266	95.6	7,755,219	98.6

Acquired loans
Single-family residential	$14,468	0.2%	$—	—%
Construction - speculative	—	—	—	—
Construction - custom	—	—	—	—
Land - acquisition & development	1,489	—	—	—
Land - consumer lot loans	3,313	—	—	—
Multi-family	3,914	0.1	—	—
Commercial real estate	133,423	1.7	—	—
Commercial & industrial	75,326	0.9	—	—
HELOC	10,179	0.1	—	—
Consumer	8,267	0.1	—	—
Total acquired loans	250,379	3.1	—	—

Credit-impaired acquired loans
Single-family residential	333	—	342	—
Construction - speculative	—	—	1,889	—
Construction - custom	—	—	—	—
Land - acquisition & development	2,396	—	3,702	0.1
Land - consumer lot loans	—	—	—	—
Multi-family	—	—	601	—
Commercial real estate	76,909	1.1	87,154	1.1
Commercial & industrial	7,925	0.1	3,292	—
HELOC	11,266	0.1	14,040	0.2
Consumer	71	—	97	—
Total credit-impaired acquired loans	98,900	1.3	111,117	1.4

Total loans
Single-family residential	5,373,950	67.3	5,779,264	73.5
Construction - speculative	130,778	1.6	131,526	1.6
Construction - custom	302,722	3.8	211,690	2.7
Land - acquisition & development	81,660	1.1	128,379	1.7
Land - consumer lot loans	124,984	1.5	141,844	1.8
Multi-family	835,598	10.5	710,741	9
Commercial real estate	625,293	7.9	406,364	5.2
Commercial & industrial	326,450	4.0	166,115	2.1
HELOC	133,631	1.6	126,942	1.6
Consumer	55,479	0.7	63,471	0.8
Total loans	7,990,545	100%	7,866,336	100%
Less:
Allowance for probable losses	116,741		133,147
Loans in process	275,577		213,286
Discount on acquired loans	34,143		33,484
Deferred net origination fees	36,054		34,421
	462,515		414,338
	$7,528,030		$7,451,998

The Company originates fixed and adjustable interest rate loans, which at September 30, 2013 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$482,270	Less than 1 year	$175,614
1 to 3 years	283,166	1 to 3 years	209,288
3 to 5 years	255,617	3 to 5 years	168,765
5 to 10 years	223,719	5 to 10 years	818,834
10 to 20 years	859,412	10 to 20 years	93,533
Over 20 years	3,977,904	Over 20 years	442,423
	$6,082,088		$1,908,457

Gross loans by geographic concentration were as follows:

September 30, 2013	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,576,400	$285,314	$39,355	$65,131	$177,062	$66,543	$286,676	$210,665	$45,313	$71,382	$3,823,841
Oregon	806,160	284,959	6,614	24,185	44,075	27,620	158,062	98,541	7,646	17,280	1,475,142
Arizona	579,291	123,181	12,801	11,991	30,536	11,098	95,834	2,736	180	19,731	887,379
Utah	435,250	55,930	9,491	6,489	26,433	5,955	—	636	45	6,676	546,905
Idaho	329,299	27,029	2,685	11,602	10,917	9,818	1,417	192	13	4,748	397,720
New Mexico	176,915	40,236	9,099	3,628	7,118	9,016	66,662	7,278	1,367	13,596	334,915
Other	233,725	2,110	—	—	—	—	4,516	5,118	848	41	246,358
Texas	137,628	13,809	1,615	948	3,411	728	10,131	1,253	42	—	169,565
Nevada	99,282	3,030	—	1,010	3,170	—	1,995	31	25	177	108,720
	$5,373,950	$835,598	$81,660	$124,984	$302,722	$130,778	$625,293	$326,450	$55,479	$133,631	$7,990,545

Percentage by geographic area
September 30, 2013	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	32.9%	3.6%	0.5%	0.8%	2.2%	0.8%	3.6%	2.6%	0.6%	0.9%	48.5%
Oregon	10.1	3.6	0.1	0.3	0.6	0.3	2.0	1.2	0.1	0.2	18.5
Arizona	7.2	1.5	0.2	0.2	0.4	0.1	1.2	—	—	0.2	11.0
Utah	5.4	0.7	0.1	0.1	0.3	0.1	—	—	—	0.1	6.8
Idaho	4.1	0.3	—	0.1	0.1	0.1	—	—	—	0.1	4.8
New Mexico	2.2	0.5	0.1	—	0.1	0.1	0.8	0.1	—	0.2	4.1
Other	2.9	—	—	—	—	—	0.1	0.1	—	—	3.1
Texas	1.7	0.2	—	—	—	—	0.1	—	—	—	2.0
Nevada	1.2	—	—	—	—	—	—	—	—	—	1.2
	67.7%	10.4%	1.0%	1.5%	3.7%	1.5%	7.8%	4.0%	0.7%	1.7%	100.0%

Percentage by geographic area as a % of each loan type
September 30, 2013	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	48.0%	34.1%	48.2%	52.0%	58.5%	50.8%	45.9%	64.5%	81.7%	53.4%
Oregon	15.0	34.1	8.1	19.4	14.6	21.1	25.3	30.2	13.8	12.9
Arizona	10.8	14.7	15.7	9.6	10.1	8.5	15.3	0.8	0.3	14.8
Utah	8.1	6.7	11.6	5.2	8.7	4.6	—	0.2	0.1	5.0
Idaho	6.1	3.2	3.3	9.3	3.6	7.5	0.2	0.1	—	3.6
New Mexico	3.3	4.8	11.1	2.9	2.4	6.9	10.7	2.2	2.5	10.2
Other	4.3	0.3	—	—	—	—	0.7	1.6	1.5	—
Texas	2.6	1.7	2.0	0.8	1.1	0.6	1.6	0.4	0.1	—
Nevada	1.8	0.4	—	0.8	1.0	—	0.3	—	—	0.1
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2013	September 30, 2012
	(In thousands)
Recorded investment in impaired loans	$454,557	$565,553
Troubled Debt Restructuring included in impaired loans	415,696	433,278
Impaired loans with allocated reserves	6,035	44,167
Reserves on impaired loans	3,473	15,983
Average balance of impaired loans	495,472	523,363
Interest income from impaired loans	24,798	28,366
Outstanding fixed-rate origination commitments	190,363	151,990
Loans serviced for others	55,589	58,673

The following table sets forth information regarding non-accrual loans held by the Company:

	September 30, 2013		September 30, 2012
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$100,460	76.5%	$131,193	75.7%
Construction - speculative	4,560	3.5	10,634	6.1
Construction - custom	—	—	539	0.3
Land - acquisition & development	2,903	2.2	13,477	7.8
Land - consumer lot loans	3,337	2.5	5,149	3.0
Multi-family	6,573	5.0	4,185	2.4
Commercial real estate	11,736	8.9	7,653	4.4
Commercial & industrial	477	0.4	16	—
HELOC	263	0.2	198	0.1
Consumer	990	0.8	383	0.2
Total non-accrual loans	$131,299	100%	$173,427	100%

The following tables provide an analysis of the age of loans in past due status:

September 30, 2013	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loan	Net of LIP & Chg.-Offs	Current	30	60	90	Total
	(In thousands)
Non-acquired loans
Single-Family Residential	$5,356,200	$5,237,413	$26,888	$12,373	$79,526	$118,787	2.22%
Construction - Speculative	82,422	80,047	—	—	2,375	2,375	2.88
Construction - Custom	130,095	129,678	417	—	—	417	0.32
Land - Acquisition & Development	71,567	70,106	—	—	1,461	1,461	2.04
Land - Consumer Lot Loans	121,473	117,076	806	355	3,236	4,397	3.62
Multi-Family	790,564	785,793	—	—	4,771	4,771	0.60
Commercial Real Estate	404,680	398,114	2,942	351	3,273	6,566	1.62
Commercial & Industrial	249,405	249,363	42	—	—	42	0.02
HELOC	112,186	111,407	493	213	73	779	0.69
Consumer	47,142	45,620	849	283	390	1,522	3.23
Total non-acquired loans	7,365,734	7,224,617	32,437	13,575	95,105	141,117	1.92%

Acquired loans
Single-Family Residential	$14,468	$14,343	$82	$—	$43	$125	0.86%
Construction - Speculative	—	—	—	—	—	—	NM
Construction - Custom	—	—	—	—	—	—	NM
Land - Acquisition & Development	1,489	1,241	—	—	248	248	16.66
Land - Consumer Lot Loans	3,313	2,987	125	100	101	326	9.84
Multi-Family	3,914	3,914	—	—	—	—	—
Commercial Real Estate	133,398	128,610	134	617	4,037	4,788	3.59
Commercial & Industrial	75,323	74,992	10	153	168	331	0.44
HELOC	10,179	10,063	—	16	100	116	1.14
Consumer	8,266	7,568	90	8	600	698	8.44
Total acquired loans	250,350	243,718	441	894	5,297	6,632	2.65%

Credit-impaired acquired loans
Single-Family Residential	333	333	—	—	—	—	—%
Construction - Speculative	—	—	—	—	—	—	—
Construction - Custom	—	—	—	—	—	—	—
Land - Acquisition & Development	2,393	1,929	—	464	—	464	19.39
Land - Consumer Lot Loans	—	—	—	—	—	—	—
Multi-Family	—	—	—	—	—	—	—
Commercial Real Estate	83,116	80,095	2,301	—	720	3,021	3.63
Commercial & Industrial	1,705	1,396	—	—	309	309	18.12
HELOC	11,266	11,176	—	—	90	90	0.80
Consumer	71	71	—	—	—	—	—
Total credit-impaired acquired loans	98,884	95,000	2,301	464	1,119	3,884	3.93%

Total loans	$7,714,968	$7,563,335	$35,179	$14,933	$101,521	$151,633	1.97%

Most loans restructured in troubled debt restructurings ("TDRs") are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans. As of September 30, 2013 single-family residential loans comprised 86% of restructured loans compared to 86% at the prior year end. The Bank reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following tables provides information related to loans that were restructured during the period ending:

	September 30, 2013			September 30, 2012
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Troubled Debt Restructurings:
Single-Family Residential	406	$105,551	$105,551	787	$183,548	$183,548
Construction - Speculative	1	2,470	2,470	24	6,703	6,703
Construction - Custom	—	—	—	1	1,196	1,196
Land - Acquisition & Development	1	461	461	26	5,489	5,489
Land - Consumer Lot Loans	25	3,134	3,134	38	5,237	5,237
Multi-Family	1	36	36	4	3,104	3,104
Commercial Real Estate	15	11,523	11,523	4	6,224	6,224
Commercial & Industrial	1	56	56	—	—	—
HELOC	1	199	199	5	707	707
Consumer	2	33	33	—	—	—
	453	$123,463	$123,463	889	$212,208	$212,208

	September 30, 2013		September 30, 2012
	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
		(In thousands)		(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-Family Residential	78	$17,120	123	$24,431
Construction - Speculative	—	—	—	—
Construction - Custom	—	—	—	—
Land - Acquisition & Development	—	—	—	—
Land - Consumer Lot Loans	2	237	12	1,402
Multi-Family	—	—	—	—
Commercial Real Estate	2	2,703	—	—
Commercial & Industrial	—	—	—	—
HELOC	1	79	—	—
Consumer	—	—	—	—
	83	$20,139	135	$25,833

The excess of cash flows expected to be collected over the initial fair value of acquired impaired loans is referred to as the accretable yield and is accreted into interest income over the estimated life of the acquired loans using the effective yield method. Other adjustments to the accretable yield include changes in the estimated remaining life of the acquired loans, changes in expected cash flows and changes of indices for acquired loans with variable interest rates.

The following table shows the changes in accretable yield for acquired impaired loans and acquired non-impaired loans for the years ended September 30, 2013 and 2012:

	September 30, 2013				September 30, 2012
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$16,928	$77,613	$—	$—	—	—	$—	$—
Additions	—	9,865	10,804	351,335	21,384	93,691	—	—
Reclassification from nonaccretable balance, net	30,026	—	—	—	—	—	—	—
Accretion	(9,718)	9,718	(5,827)	5,827	(4,456)	4,456	—	—
Transfers to REO	—	(3,975)	—	(7,755)	—	(2,616)	—	—
Payments received, net	—	(23,503)	—	(104,034)	—	(17,918)	—	—
Balance at end of period	$37,236	$69,718	$4,977	$245,373	$16,928	$77,613	$—	$—

There were $9.9 million in loans acquired during Fiscal 2013 as part of the South Valley Bank acquisition for which it was probable at acquisition that all contractually required payments would not be collected. The timing and amount of future cash flows cannot be reasonable estimated; therefore, these loan are accounted for on a cash basis. The following table shows loans that were acquired during Fiscal 2012 as part of the Western National Bank acquisition and are accounted for under FASB ASC 310-30:

Western National Bank
December 16, 2011
Contractually required payments of interest and principal	$171,515
Nonaccretable difference	(56,440)
Cash flows expected to be collected (1)	115,075
Accretable yield	(21,384)
Carrying value of acquired loans	$93,691
(1) Represents undiscounted expected principal and interest cash flows